ACCOUNTS RECEIVABLE, NET-THIRD PARTIES	12 Months Ended
Dec. 31, 2016
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
10.	ACCOUNTS RECEIVABLE, NET—THIRD PARTIES

	As of December 31,
	2015	2016
	RMB	RMB
Accounts receivables	3,026,232,432	5,130,289,380
Allowance for doubtful accounts	(335,713,383)	(376,574,061)
Accounts receivable, net	2,690,519,049	4,753,715,319

As of December 31, 2015 and 2016, accounts receivable with net book value of RMB420,422,895 and nil were pledged as collateral for the Group’s borrowings (Note 22).

Movement of allowance of doubtful accounts

	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB
At beginning of year	445,956,167	428,570,077	335,713,383
Addition	188,572,147	151,959,676	274,128,700
Write-off	(44,538,077)	(38,500,106)	(41,816,165)
Reversal	(161,420,160)	(206,316,264)	(191,451,857)
At end of year	428,570,077	335,713,383	376,574,061

Group assesses creditworthiness of customers before granting any credit terms. This assessment is primarily based on reviewing of customer’s financial statements and historical collection records, discussion with customers’ senior management, and reviewing of information provided by third parties, such as Dun & Bradstreet and the insurance company that ultimately insures the Group against customer credit default.

The significant bad debt reversal represents the cash collection of the fully reserved long-term receivables. The Company made bad debt provisions for certain long-term receivables in prior years which were in line with the adverse economic environment in solar industry. With the recovery of solar industry since 2013, the Company made its best effort to improve the cash collection for the long-aged accounts receivables. The cash received was recorded as the reversal of prior year bad debt allowance.